Note 18 - Related Party Transactions - Activity of Related Party Loan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, Beginning	$ 1,816,609	$ 3,233,949
New Loans	2,379,026	4,900,932
Repayments	(3,170,092)	(6,065,098)
Transactions Due to Changes in Directors		(253,174)
Balance, Ending	$ 1,025,543	$ 1,816,609